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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21853

NORTHERN LIGHTS VARIABLE TRUST

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY 11788

                                                                                      (Address of principal executive offices)

                                                                (Zip code)

Emile R. Molineaux, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  December 31st

Date of reporting period:  July 1, 2007 - June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2008 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - ARROW DWA BALANCED VIT FUND								Item 1
Investment Company Act file number: 811-21853								Exhibit A
Reporting Period: July 1, 2007 - June 30, 2008

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Arrow DWA Balanced VIT Fund has not commenced operations prior to June 30, 2008.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - CHANGING PARAMETERS PORTFOLIO								Item 1
Investment Company Act file number: 811-21853								Exhibit B
Reporting Period: July 1, 2007 - June 30, 2008

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Changing Paramters Portfolio has not voted any proxies for the reporting period ended June 30, 2008.

Northern Lights Variable Trust: Critical Math Portfolio										Item 1, Exhibit C
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2007 through June 30, 2008

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Company Name	Ticker	CUSIP	Meeting Date	Meeting Type	Proposal Number	Description	Proposal Type	Y	Vote Cast	For/ Against Mgmt
2	Apollo Investment Corporation	AINV	03761U106	8/7/2007	Annual	1	Election of Directors: Elliot Stein, Bradley J. Wechsler	MGMT	Y	FOR	FOR
3	Apollo Investment Corporation	AINV	03761U106	8/7/2007	Annual	2	Ratify the selection of Pricewaterhousecoopers LLP as Apollo Investment Corporation's independent registered public accounting firm for the fiscal year ending March 31, 2008	MGMT	Y	FOR	FOR
4	Keystone Automative Industries, Inc.	KEYS	49338N109	10/10/2007	Special	1

To approve the pricipal terms of the agreement and plan of merger, dated as of July 16,2007, by and among LKQ Corporation, LKQ Acquisition Company, a wholly-owned subsidiary of LKQ, and Keystone Automotive Industries, Inc. ("Keystone") pursuant to which LKQ Acquisition Company will merge with and into Keystone, all as more fully described in the proxy statement

								MGMT	Y	FOR	FOR
5	Keystone Automative Industries, Inc.	KEYS	49338N109	10/10/2007	Special	2	To approve an adjournment of the special meeting, if mecessary or approriate, to solicit additional proxies	MGMT	Y	FOR	FOR
6	Rydex Dynamic Funds S&P 500 2x Strategy Fund	RYTNX	783554439	10/4/2007	Special	1	The approval of a new investment advisory agreement between Rydex Series Funds and PADCO Advisors Inc. (All Rydex Series Funds except Absolute Return Strategies Fund and Hedged Equity Fund)	MGMT	Y	Mirror	N/A
7	Rydex Dynamic Funds S&P 500 2x Strategy Fund	RYTNX	783554439	10/4/2007	Special	2	The approval of a new investment advisory agreement between Rydex Series Funds and PADCO Advisors Inc. (Absolute Return Strategies Fund and Hedged Equity Fund only)	MGMT	Y	Mirror	N/A
8	Rydex Dynamic Funds S&P 500 2x Strategy Fund	RYTNX	783554439	10/4/2007	Special	3	The approval of a new investment advisory agreement between Rydex Dynamic Funds and PADCO Advisors Inc.	MGMT	Y	Mirror	N/A
9	Carpenter Technology Corporation	CRS	144285103	10/15/2007	Annual	1	Election of Directors: I. Martin Inglis, Peter N. Stephans, Kathryn C. Turner, Stephen M. Ward Jr.	MGMT	Y	FOR	FOR
10	Carpenter Technology Corporation	CRS	144285103	10/15/2007	Annual	2	Approval of Pricewaterhousecoopers LLP as the independent registered public accounting firm	MGMT	Y	FOR	FOR
11	American Oriental Bioengineering, Inc.	AOB	028731107	12/3/2007	Annual	1	Election of Directors: Tony Liu, Jun Min, Yanchun Li, Binseng Li, Cosimo J. Patti, Xiamin Wang, Eileen Bridget Brody, Lawrence S. Wizel, Baiqing Zhang	MGMT	Y	FOR	FOR
12	American Oriental Bioengineering, Inc.	AOB	028731107	12/3/2007	Annual	2	Ratify the selection of Weinberg & Company, P.A. as the Company's independent auditors	MGMT	Y	FOR	FOR
13	Key Energy Services, Inc.	KEG	492914106	12/6/2007	Annual	1	Election of Directors: 01 - Lynn R. Coleman, 02 - Kevin P. Collins, 03 - W. Phillip Marcum, 04 - William F. Owens	MGMT	Y	FOR	FOR
14	Key Energy Services, Inc.	KEG	492914106	12/6/2007	Annual	2	Approve the adoption of the Key Energy Services, Inc. 2007 Equity and Cash Incentive Plan.	MGMT	Y	FOR	FOR
15	Key Energy Services, Inc.	KEG	492914106	12/6/2007	Annual	3

Ratify the appointment by the Board of Directors of Grant Thornton LLP, an independent registered public accounting firm, as the company's independent auditors for the fiscal year ending December 31, 2007.

								MGMT	Y	FOR	FOR
16	Aspreva Pharmaceuticals	ASPV	04538T109	12/17/2007	Special	1A

To approve an arrangement under the provisions of Division 5 of Part 9 of the Business Corporations Act (British Columbia) involving Aspreva, the securityholders and Galenica Canada LTD., a wholly-owned subsidiary of Galenica AG, by way of separate special resolution of shareholders, voting together as a class, the full text of which is set forth in appendix A to the circular.

								MGMT	Y	FOR	FOR
17	Aspreva Pharmaceuticals	ASPV	04538T109	12/17/2007	Special	1B

To approve an arrangement under the provisions of Division 5 of Part 9 of the Business Corporations Act (British Columbia) involving Aspreva, the securityholders and Galenica Canada LTD., a wholly-owned subsidiary of Galenica AG, by way of separate special resolution of shareholders and optionholders, voting together as a class, the full text of which is set forth in appendix A to the circular.

								MGMT	Y	FOR	FOR
18	Aspreva Pharmaceuticals	ASPV	04538T109	12/17/2007	Special	2

To approve an amendment to the Aspreva Shareholder Rights Plan Agreement dated as of February 4, 2005 between Aspreva and Computershare Investor Services Inc., by way of ordinary resolution of shareholders, the full text of which is set forth in appendix B to the circular.

								MGMT	Y	FOR	FOR
19	Coherent, Inc	COHR	192479103	3/19/2008	Annual	1	Election of Directors: 01 - John R. Ambroseo, 02 - John H. Hart, 03 - Susan James, 04 - Clifford Press, 05 - Lawrence Tomlinson, 06 - Garry W. Rogerson, 07 - Sandeep Vij	MGMT	Y	FOR	FOR
20	Coherent, Inc	COHR	192479103	3/19/2008	Annual	2	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending September 27, 2008	MGMT	Y	FOR	FOR
21	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	1A	Election of Director: Edward C. Bernard	MGMT	Y	FOR	FOR
22	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	1B	Election of Director: James T. Brady	MGMT	Y	FOR	FOR
23	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	1C	Election of Director: J. Alfred Broaddus, Jr.	MGMT	Y	FOR	FOR
24	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	1D	Election of Director: Donald B. Herr, Jr.	MGMT	Y	FOR	FOR
25	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	1E	Election of Director: James A.C. Kennedy	MGMT	Y	FOR	FOR
26	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	1F	Election of Director: Brian C. Rogers	MGMT	Y	FOR	FOR
27	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	1G	Election of Director: Dr. Alfred Sommer	MGMT	Y	FOR	FOR
28	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	1H	Election of Director: Dwight S. Taylor	MGMT	Y	FOR	FOR
29	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	1I	Election of Director: Anne Marie Whittemore	MGMT	Y	FOR	FOR
30	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	2	Approval of the proposed charter amendment to increase authorized common stock	MGMT	Y	Against	Against
31	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	3	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for 2008	MGMT	Y	FOR	FOR
32	T. Rowe Price Group, Inc.	TROW	74144T108	4/10/2008	Annual	4	In their discretion, the proxies are authorized to vote upon such other business and further business as may properly come before the meeting or any adjournments and postponements thereof	MGMT	Y	FOR	FOR
33	Public Service Enterprise Group Inc	PEG	744573106	4/15/2008	Annual	1	Election of the following nominees: 01 - Conrad K. Harper, 02 - Shirley Ann Jackson, 03 - Thomas A Renyi	MGMT	Y	FOR	FOR
34	Public Service Enterprise Group Inc	PEG	744573106	4/15/2008	Annual	2	Ratification of the appointment of Deloitte & Touche LLP as independent auditor for the year 2008.	MGMT	Y	FOR	FOR
35	Public Service Enterprise Group Inc	PEG	744573106	4/15/2008	Annual	3	Stockholder Proposal relating to executive compensation	Shareholder	Y	Against	FOR
36	Public Service Enterprise Group Inc	PEG	744573106	4/15/2008	Annual	4	Stockholder proposal relating to the nomination of directors	Shareholder	Y	Against	FOR
37	Public Service Enterprise Group Inc	PEG	744573106	4/15/2008	Annual	5	Stockholder proposal relating to the election of directors	Shareholder	Y	Against	FOR
38	Goodrich Corporation	GR	382388106	4/22/2008	Annual	1

A vote for election of the following nominees: 01 - Diane C. Creel, 02 - George A Davidson Jr., 03 - Harris E. Deloach Jr., 04 - James W. Griffith, 05 - William R. Holland, 06 - John P. Jumper, 07- Marshall O. Larsen, 08 - Lloyd W. Newton, 09 - Douglas E. Olesen, 10 - Alfred M. Rankin Jr., 11 - A Thomas Young

								MGMT	Y	FOR	FOR
39	Goodrich Corporation	GR	382388106	4/22/2008	Annual	2	Ratify the appointment of Ernst & Young LLP as our Independent Registered Public Accounting Firm for the year 2008	MGMT	Y	FOR	FOR
40	Goodrich Corporation	GR	382388106	4/22/2008	Annual	3	Approve an amendment and restatement of the Goodrich Corporation 2001 Equity Compensation Plan	MGMT	Y	FOR	FOR
41	Goodrich Corporation	GR	382388106	4/22/2008	Annual	4	Approve the Goodrich Corporation 2008 Global Employee Stock Purchase Plan	MGMT	Y	FOR	FOR
42	Nokia Corporation	NOK	654902204	5/8/2008	Annual	2	Approval of the annual accounts	MGMT	Y	FOR	FOR
43	Nokia Corporation	NOK	654902204	5/8/2008	Annual	3	Approval of the distribution of the profit for the year, payment of dividend	MGMT	Y	FOR	FOR
44	Nokia Corporation	NOK	654902204	5/8/2008	Annual	4	Approval of the discharge of the chairman, the members of the board of directors, and the president, from liability	MGMT	Y	FOR	FOR
45	Nokia Corporation	NOK	654902204	5/8/2008	Annual	5	Approval of the rumuneration to the members of the Board of Directors	MGMT	Y	FOR	FOR
46	Nokia Corporation	NOK	654902204	5/8/2008	Annual	6	Approval of the number of the members of the Board of Directors	MGMT	Y	FOR	FOR
47	Nokia Corporation	NOK	654902204	5/8/2008	Annual	7

A vote for election of the following nominees: 01 - Georg Ehrnrooth, 02 - Lalita D. Gupte, 03 - Bengt Holmstrom, 04 - Henning Kagermann, 05 - Olli-pekka Kallasvuo, 06 - Per Karlsson, 07 - Jorma Ollila, 08 - Marjorie Scardino, 09 - Risto Siilasmaa, 10 - Keijo Suila

								MGMT	Y	FOR	FOR
48	Nokia Corporation	NOK	654902204	5/8/2008	Annual	8	Approval of the auditor remunueration	MGMT	Y	FOR	FOR
49	Nokia Corporation	NOK	654902204	5/8/2008	Annual	9	Approval of the re-election of pricewaterhousecoopers oy as the auditors for fiscal year 2008	MGMT	Y	FOR	FOR
50	Nokia Corporation	NOK	654902204	5/8/2008	Annual	10	Approval of the authorization to the Board of Directors to resolve to repurchase Nokia shares	MGMT	Y	FOR	FOR
51	Nokia Corporation	NOK	654902204	5/8/2008	Annual	11	Instruct Nokia's Legal counsels to vote in their discretion on your behalf only upon Item 11	MGMT	Y	FOR	FOR
52	SkyWest Inc	SKYW	830879102	5/6/2008	Annual	1

A vote for election of the following nominees: 01 - Jerry C. Atkin, 02 - W. Steve Albrecht, 03 - J. Ralph Atkin, 04 - Margaret S. Billson, 05 - Ian M. Cumming, 06 - Henry J. Eyring, 07 - Robert G. Sarver, 08 - Steven F. Udvar, 09 - James Welch

								MGMT	Y	FOR	FOR
53	SkyWest Inc	SKYW	830879102	5/6/2008	Annual	2	Ratification of the appointment of Ernst & Young LLP to serve as the independent registered public accounting firm of the company for the fiscal year ending December 31, 2008	MGMT	Y	FOR	FOR
54	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	1A	Election of Director: William F. Aldinger	MGMT	Y	FOR	FOR
55	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	1B	Election of Director: Marvin D. Brailsford	MGMT	Y	FOR	FOR
56	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	1C	Election of Director: Susan Crown	MGMT	Y	FOR	FOR
57	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	1D	Election of Director: Don H. Davis Jr.	MGMT	Y	FOR	FOR
58	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	1E	Election of Director: Robert C. McCormack	MGMT	Y	FOR	FOR
59	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	1F	Election of Director: Robert S. Morrison	MGMT	Y	FOR	FOR
60	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	1G	Election of Director: James A. Skinner	MGMT	Y	FOR	FOR
61	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	1H	Election of Director: Harold B. Smith	MGMT	Y	FOR	FOR
62	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	1I	Election of Director: David B. Speer	MGMT	Y	FOR	FOR
63	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	1J	Election of Director: Pamela B. Strobel	MGMT	Y	FOR	FOR
64	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	2	Reapproval of the performance factors and award limit under the executive incentive plan.	MGMT	Y	FOR	FOR
65	Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Annual	3	Ratification of the appointment of Deloitte & Touche LLP as ITW's independent public accountants for 2008	MGMT	Y	FOR	FOR
66	AT&T Inc	T	00206R102	4/25/2008	Annual	1A	Election of Director: Randall L. Stephenson	MGMT	Y	FOR	FOR
67	AT&T Inc	T	00206R102	4/25/2008	Annual	1B	Election of Director: William F. Aldinger III	MGMT	Y	FOR	FOR
68	AT&T Inc	T	00206R102	4/25/2008	Annual	1C	Election of Director: Gilbert F. Amelio	MGMT	Y	FOR	FOR
69	AT&T Inc	T	00206R102	4/25/2008	Annual	1D	Election of Director: Reuben V. Anderson	MGMT	Y	FOR	FOR
70	AT&T Inc	T	00206R102	4/25/2008	Annual	1E	Election of Director: James H. Blanchard	MGMT	Y	FOR	FOR
71	AT&T Inc	T	00206R102	4/25/2008	Annual	1F	Election of Director: August A. Busch III	MGMT	Y	FOR	FOR
72	AT&T Inc	T	00206R102	4/25/2008	Annual	1G	Election of Director: James P. Kelly	MGMT	Y	FOR	FOR
73	AT&T Inc	T	00206R102	4/25/2008	Annual	1H	Election of Director: Jon C. Madonna	MGMT	Y	FOR	FOR
74	AT&T Inc	T	00206R102	4/25/2008	Annual	1I	Election of Director: Lynn M. Martin	MGMT	Y	FOR	FOR
75	AT&T Inc	T	00206R102	4/25/2008	Annual	1J	Election of Director: John B. McCoy	MGMT	Y	FOR	FOR
76	AT&T Inc	T	00206R102	4/25/2008	Annual	1K	Election of Director: Mary S. Metz	MGMT	Y	FOR	FOR
77	AT&T Inc	T	00206R102	4/25/2008	Annual	1L	Election of Director: Joyce M. Roche	MGMT	Y	FOR	FOR
78	AT&T Inc	T	00206R102	4/25/2008	Annual	1M	Election of Director: Laura D'Andrea Tyson	MGMT	Y	FOR	FOR
79	AT&T Inc	T	00206R102	4/25/2008	Annual	1N	Election of Director: Patricia P. Upton	MGMT	Y	FOR	FOR
80	AT&T Inc	T	00206R102	4/25/2008	Annual	2	Ratification of appointment of independent auditors	MGMT	Y	FOR	FOR
81	AT&T Inc	T	00206R102	4/25/2008	Annual	3	Report on political contributions	Shareholder	Y	Against	FOR
82	AT&T Inc	T	00206R102	4/25/2008	Annual	4	Pension credit policy	Shareholder	Y	Against	FOR
83	AT&T Inc	T	00206R102	4/25/2008	Annual	5	Lead independent director bylaw	Shareholder	Y	Against	FOR
84	AT&T Inc	T	00206R102	4/25/2008	Annual	6	SERP policy	Shareholder	Y	Against	FOR
85	AT&T Inc	T	00206R102	4/25/2008	Annual	7	Advisory vote on compensation	Shareholder	Y	Against	FOR
86	Sybase Inc.	SY	871130100	4/15/2008	Annual	1	A vote for election of the following nominees: 01 - John S. Chen, 02 - Michael A Daniels, 03 - Alan B. Salisbury	MGMT	N	DID NOT VOTE***	DID NOT VOTE***
87	Sybase Inc.	SY	871130100	4/15/2008	Annual	2	Ratification of Ernst & Young as Independent Registered Public Accounting Firm for 2008	MGMT	N	DID NOT VOTE***	DID NOT VOTE***
88	Cash America International, Inc	CSH	14754D100	4/23/2008	Annual	1

A vote for election of the following nominees: 01 - Daniel E. Berce, 02 - Jack R. Daugherty, 03 - A.R. Dike, 04 - Daniel R. Frrehan, 05 - James H. Graves, 06 - B.D. Hunter, 07 - Timothy J. McKibben, 08 - Alfred M. Micallef

								MGMT	Y	FOR	FOR
89	Cash America International, Inc	CSH	14754D100	4/23/2008	Annual	2	Ratification of the appointment of pricewaterhousecoopers LLP as independent registered oublic accounting firtm for the year 2008.	MGMT	Y	FOR	FOR
90	Cash America International, Inc	CSH	14754D100	4/23/2008	Annual	3	Shareholder proposal regarding anti-predatory lending policies	Shareholder	Y	Against	FOR
91	Thomas & Betts Corporation	TNB	884315102	5/7/2008	Annual	1

A vote for election of the following nominees: 01-Jeananne K. Hauswald, 02-Dean Jernigan, 03-Ronald B. Kalich, 04-Kenneth R. Masterson, 05-Dominic J. Pileggi, 06-Jean Paul Richard, 07-Kevin L. Roberg, 08-David D. Stevens, 09-William H. Waltrip

								MGMT	Y	FOR	FOR
92	Thomas & Betts Corporation	TNB	884315102	5/7/2008	Annual	2	Ratification of appointment of independent registered public accounting firm	MGMT	Y	FOR	FOR
93	Thomas & Betts Corporation	TNB	884315102	5/7/2008	Annual	3	Approval of the Management Incentive Plan	MGMT	Y	FOR	FOR
94	Thomas & Betts Corporation	TNB	884315102	5/7/2008	Annual	4	Approval of the Thomas and Betts 2008 Stock Incentive Plan	MGMT	Y	FOR	FOR
95	Methanex Corporation	MEOH	59151K108	5/6/2008	Annual	1

Election of directors: 01 - Bruce Aitken, 02 - Howard Balloch, 03 - Pierre Choquette, 04 - Phillip Cook, 05 - Thomas Hamilton, 06 - Douglas Mahaffy, 07 - A. Terence Poole, 08 - John Reid, 09 - Janice Rennie, 10 - Monica Sloan, 11- Graham Sweeney

								MGMT	Y	FOR	FOR
96	Methanex Corporation	MEOH	59151K108	5/6/2008	Annual	2	To reappoint KPMG LLP, chartered accountants, as auditors of the Company for the ensuing year	MGMT	Y	FOR	FOR
97	Methanex Corporation	MEOH	59151K108	5/6/2008	Annual	3	Authorizing the Directors to fix the remuneration of the auditors	MGMT	Y	FOR	FOR
98	Corn Products International	CPO	219023108	5/21/2008	Annual	1	A vote for election of the following nominees for Director: 01-Richard J. Almeida, 02-Gregory B. Kenny, 03-James M. Ringler	MGMT	Y	FOR	FOR
99	Corn Products International	CPO	219023108	5/21/2008	Annual	2	To ratify the appointment of KPMG LLP as independent registered public accountants firm for the company for 2008	MGMT	Y	FOR	FOR
100	Prologis	PLD	743410102	5/9/2008	Annual	1

A vote for election of the following nominees for Director: 01-Stephen L. Feinberg, 02-George L. Fotiades, 03-Christine N. Garvey, 04-Lawrence V. Jackson, 05-Donald P. Jacobs, 06-Jeffrey H. Schwartz, 07-D. Michael Steuert, 08-J. Andre Teixeira, 09-William D. Zollars, 10-Andrea M. Zulberti

								MGMT	Y	FOR	FOR
101	Prologis	PLD	743410102	5/9/2008	Annual	2	Ratify the appointment of the independent registered public accounting firm for 2008	MGMT	Y	FOR	FOR
102	Intel Corporation	INTC	458140100	5/21/2008	Annual	1A	Election of Director: Craig R. Barrett	MGMT	Y	FOR	FOR
103	Intel Corporation	INTC	458140100	5/21/2008	Annual	1B	Election of Director: Charlene Barshefsky	MGMT	Y	FOR	FOR
104	Intel Corporation	INTC	458140100	5/21/2008	Annual	1C	Election of Director: Carol A. Bartz	MGMT	Y	FOR	FOR
105	Intel Corporation	INTC	458140100	5/21/2008	Annual	1D	Election of Director: Susan L. Decker	MGMT	Y	FOR	FOR
106	Intel Corporation	INTC	458140100	5/21/2008	Annual	1E	Election of Director: Reed E. Hundt	MGMT	Y	FOR	FOR
107	Intel Corporation	INTC	458140100	5/21/2008	Annual	1F	Election of Director: Paul S. Otellini	MGMT	Y	FOR	FOR
108	Intel Corporation	INTC	458140100	5/21/2008	Annual	1G	Election of Director: James D. Plummer	MGMT	Y	FOR	FOR
109	Intel Corporation	INTC	458140100	5/21/2008	Annual	1H	Election of Director: David S. Pottruck	MGMT	Y	FOR	FOR
110	Intel Corporation	INTC	458140100	5/21/2008	Annual	1I	Election of Director: Jane E. Shaw	MGMT	Y	FOR	FOR
111	Intel Corporation	INTC	458140100	5/21/2008	Annual	1J	Election of Director: John L. Thornton	MGMT	Y	FOR	FOR
112	Intel Corporation	INTC	458140100	5/21/2008	Annual	1K	Election of Director: David B. Yoffie	MGMT	Y	FOR	FOR
113	Intel Corporation	INTC	458140100	5/21/2008	Annual	2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for the current year	MGMT	Y	FOR	FOR
114	Intel Corporation	INTC	458140100	5/21/2008	Annual	3	Stockholder proposal to amend the bylaws to establish a Board committee on sustainability	Shareholder	Y	Against	FOR
115	FPL Group, Inc	FPL	302571104	5/23/2008	Annual	1

A vote for the elction of the following nominees: 01 - Sherry S. Barrat, 02 - Robert M. Beall II, 03 - J. Hyatt Brown, 04 - James L. Camaren, 05 - J. Brian Ferguson, 06 - Lewis Hay III, 07 - Toni Jennings, 08 - Oliver D. Kingsley Jr., 09 - Rudy E. Schupp, 10 - Michael H. Thaman, 11 - Hansel E. Tookes II, 12 - Paul R. Tregurtha

								MGMT	Y	FOR	FOR
116	FPL Group, Inc	FPL	302571104	5/23/2008	Annual	2	Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the year 2008	MGMT	Y	FOR	FOR
117	FPL Group, Inc	FPL	302571104	5/23/2008	Annual	3	Approval of the FPL Group executive incentive plan	MGMT	Y	FOR	FOR
118	FPL Group, Inc	FPL	302571104	5/23/2008	Annual	4	Global Warming Report	Shareholder	Y	Against	FOR
119	FirstEnergy Corp.	FE	337932107	5/20/2008	Annual	1

A vote for election of the following nominees for Director: 01-Paul T. Addison, 02-Anthony J. Alexander, 03-Michael J. Anderson, 04-Dr. Carol A. Cartwright, 05-William T. Cottle, 06-Robert B. Heisler, Jr., 07-Ernest J. Novak, Jr., 08-Catherine A. Rein, 09-George M. Smart, 10-Wes M. Taylor, 11-Jesse T. Williams, Sr.

								MGMT	Y	FOR	FOR
120	FirstEnergy Corp.	FE	337932107	5/20/2008	Annual	2	Ratification of independent registered public accounting firm	MGMT	Y	FOR	FOR
121	FirstEnergy Corp.	FE	337932107	5/20/2008	Annual	3	Shareholder proposal: Reduce the percentage of shareholders required to call special shareholder meeting	Shareholder	Y	Against	FOR
122	FirstEnergy Corp.	FE	337932107	5/20/2008	Annual	4	Shareholder proposal: Establish shareholder proponent engagement process	Shareholder	Y	FOR	Against
123	FirstEnergy Corp.	FE	337932107	5/20/2008	Annual	5	Shareholder proposal: Adopt simple majority vote	Shareholder	Y	FOR	Against
124	FirstEnergy Corp.	FE	337932107	5/20/2008	Annual	6	Shareholder proposal: Adopt a majority vote standard for the election of Directors	Shareholder	Y	FOR	Against
125	Hornbeck Offshore Services, Inc.	HOS	440543106	5/28/2008	Annual	1	A vote for election of the following nominees: 01 - Todd M. Hornbeck, 02-Patricia B. Melcher	MGMT	Y	FOR	FOR
126	Hornbeck Offshore Services, Inc.	HOS	440543106	5/28/2008	Annual	2	To ratify the appointment of Ernst & Young LLP as the company's independent registered public accountants and auditors for the current fiscal year	MGMT	Y	FOR	FOR
127	Heidrick & Struggles International. Inc.	HSII	422819102	5/22/2008	Annual	1	A vote for election of the following nominees: 01 - L. Kevin Kelly, 02 - Robert E. Knowling Jr., 03 - Gerard R. Roche, 04 - V. Paul Unruh	MGMT	Y	FOR	FOR
128	Heidrick & Struggles International. Inc.	HSII	422819102	5/22/2008	Annual	2	To ratify the appointment by the Board of Directors of KPMG LLP as the company's independent registered public accountanting firm	MGMT	Y	FOR	FOR
129	Anadarko Petroleum Corporation	APC	032511107	5/20/2008	Annual	1A	Election of Director : John R. Butler, Jr.	MGMT	Y	FOR	FOR
130	Anadarko Petroleum Corporation	APC	032511107	5/20/2008	Annual	1B	Election of Director: Luke R. Corbett	MGMT	Y	FOR	FOR
131	Anadarko Petroleum Corporation	APC	032511107	5/20/2008	Annual	1C	Election of Director: John R. Gordon	MGMT	Y	FOR	FOR
132	Anadarko Petroleum Corporation	APC	032511107	5/20/2008	Annual	2	Ratification of appointment of KPMG LLP as Independent Auditors	MGMT	Y	FOR	FOR
133	Anadarko Petroleum Corporation	APC	032511107	5/20/2008	Annual	3	Approval of 2008 Omnibus Incentive Compensation Plan	MGMT	Y	FOR	FOR
134	Anadarko Petroleum Corporation	APC	032511107	5/20/2008	Annual	4	Approval of 2008 Director Compensation Plan	MGMT	Y	FOR	FOR
135	Anadarko Petroleum Corporation	APC	032511107	5/20/2008	Annual	5	Stockholder Proposal- Declassification of Board	Shareholder	Y	FOR	Against
136	Anadarko Petroleum Corporation	APC	032511107	5/20/2008	Annual	6	Stockholder Proposal- Amendment to non-discrimination policy	Shareholder	Y	Against	FOR
137	Davita	DVA	23918K108	6/9/2008	Annual	1A	Election of Director: Charles G. Berg	MGMT	Y	FOR	FOR
138	Davita	DVA	23918K108	6/9/2008	Annual	1B	Election of Director: Willard W. Brittain, Jr.	MGMT	Y	FOR	FOR
139	Davita	DVA	23918K108	6/9/2008	Annual	1C	Election of Director: Nancy Ann Deparle	MGMT	Y	FOR	FOR
140	Davita	DVA	23918K108	6/9/2008	Annual	1D	Election of Director: Paul J. Diaz	MGMT	Y	FOR	FOR
141	Davita	DVA	23918K108	6/9/2008	Annual	1E	Election of Director: Peter T. Grauer	MGMT	Y	FOR	FOR
142	Davita	DVA	23918K108	6/9/2008	Annual	1F	Election of Director: John M. Nehra	MGMT	Y	FOR	FOR
143	Davita	DVA	23918K108	6/9/2008	Annual	1G	Election of Director: William L. Roper, M.D.	MGMT	Y	FOR	FOR
144	Davita	DVA	23918K108	6/9/2008	Annual	1H	Election of Director: Kent J. Thiry	MGMT	Y	FOR	FOR
145	Davita	DVA	23918K108	6/9/2008	Annual	1I	Election of Director: Roger J. Valine	MGMT	Y	FOR	FOR
146	Davita	DVA	23918K108	6/9/2008	Annual	1J	Election of Director: Richard C. Vaughan	MGMT	Y	FOR	FOR
147	Davita	DVA	23918K108	6/9/2008	Annual	2	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year 2008.	MGMT	Y	FOR	FOR
148	Emcor Group Inc.	EME	29084Q100	6/18/2008	Annual	1	Vote for election of Directors: 01-F. Macinnis, 02-S. Bershad, 03-D. Brown, 04-L. Bump, 05-A. Fried, 06-R. Hamm, 07-J. Ryan, 08-M. Yonker	MGMT	Y	FOR	FOR
149	Emcor Group Inc.	EME	29084Q100	6/18/2008	Annual	2	Reapproval of the key executive incentive bonus plan	MGMT	Y	FOR	FOR
150	Emcor Group Inc.	EME	29084Q100	6/18/2008	Annual	3	Approval of the employee stock purchase plan	MGMT	Y	FOR	FOR
151	Emcor Group Inc.	EME	29084Q100	6/18/2008	Annual	4	Appointment of Ernst & Young as independent auditors	MGMT	Y	FOR	FOR
152	Rowan Companies Inc.	RDC	779382100	6/6/2008	Annual	1A	Election of Director: D.F. McNease	MGMT	Y	FOR	FOR
153	Rowan Companies Inc.	RDC	779382100	6/6/2008	Annual	1B	Election of Director: Lord Moynihan	MGMT	Y	FOR	FOR
154	Rowan Companies Inc.	RDC	779382100	6/6/2008	Annual	1C	Election of Director: R.G. Croyle	MGMT	Y	FOR	FOR
155	Rowan Companies Inc.	RDC	779382100	6/6/2008	Annual	2	Ratification of appointment of Deloitte & Touche LLP as the Company's independent auditors	MGMT	Y	FOR	FOR
156	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.01	Election of Director: Michael G. Atieh	MGMT	Y	FOR	FOR
157	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.02	Election of Director: Mary A. Cirullo	MGMT	Y	FOR	FOR
158	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.03	Election of Director: Bruce L. Crockett	MGMT	Y	FOR	FOR
159	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.04	Election of Director: Thomas J. Neff	MGMT	Y	FOR	FOR
160	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.05	Election of Director: Gary M. Stuart	MGMT	Y	FOR	FOR
161	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.06	Election of Director: Robert M. Hernandez	MGMT	Y	FOR	FOR
162	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.07	Election of Director: Peter Menikoff	MGMT	Y	FOR	FOR
163	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.08	Election of Director: Robert Ripp	MGMT	Y	FOR	FOR
164	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.09	Election of Director: Dermot F. Smurfit	MGMT	Y	FOR	FOR
165	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.1	Election of Director: Evan G. Greenberg	MGMT	Y	FOR	FOR
166	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.11	Election of Director: John A. Krol	MGMT	Y	FOR	FOR
167	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.12	Election of Director: Leo F. Mullin	MGMT	Y	FOR	FOR
168	ACE Limited	ACE	G0070K103	7/10/2008	Annual	1.13	Election of Director: Olivier Steimer	MGMT	Y	FOR	FOR
169	ACE Limited	ACE	G0070K103	7/10/2008	Annual	2	Approval of the amendment (the "De-Registration Amendment") to the Company's Memorandum of Association and Articles of Association to permit the deregistration of the Company from the Cayman Islands	MGMT	Y	FOR	FOR
170	ACE Limited	ACE	G0070K103	7/10/2008	Annual	3

Approval of the amendment (the "Financial Statement Amendment") to the Company's Articles of Association to require the Company to prepare and provide to shareholders not less than annually an unconsolidated balance sheet of the Company valuing the Company's investment in its subsidiaries on a "mark-to-market" basis

								MGMT	Y	FOR	FOR
171	ACE Limited	ACE	G0070K103	7/10/2008	Annual	4

Approval of amendments to the Articles of Association (the "Par Value Change") which will have the effect of increasing the par value of the Ordinary Shares from $0.041666667 to an amount in Swiss francs (the "New Par Value") equal to $11,000,000,000 divided by the number of our Ordinary Shares outstanding as of the close of business on July 10, 2008 and converted into Swiss francs using the then most recently available noon buying rate in New York certified by the Federal Reserve Bank of New York for customs purposes by converting all or any of the issued Ordinary Shares into "stock" and re-converting that "stock" into Ordinary Shares of any denomination, converting all of the issued Ordinary Shares into "stock," reconverting the stock into Ordinary Shares with a par value equal to the New Par Value (which will result in a decrease in the number of the issued Ordinary Shares); amending the Articles to increase the number of authorized Ordinary Shares back to 500,000,000 shares and paying a stock dividend the effect of which will be to increase the number of issued Ordinary Shares back to the number of issued Ordinary Shares immediately prior to the conversion and re-conversion

								MGMT	Y	FOR	FOR
172	ACE Limited	ACE	G0070K103	7/10/2008	Annual	5	Approval of the Company's de-registration from the Cayman Islands and continuation in Switzerland (the "Continuation")	MGMT	Y	FOR	FOR
173	ACE Limited	ACE	G0070K103	7/10/2008	Annual	6	Approval of the name of the company	MGMT	Y	FOR	FOR
174	ACE Limited	ACE	G0070K103	7/10/2008	Annual	7	Approval of the change of the purpose of the Company	MGMT	Y	FOR	FOR
175	ACE Limited	ACE	G0070K103	7/10/2008	Annual	8	Approval of the rearrangement of the Company's existing share capital	MGMT	Y	FOR	FOR
176	ACE Limited	ACE	G0070K103	7/10/2008	Annual	9	Approval of the Company's Articles of Association	MGMT	Y	FOR	FOR
177	ACE Limited	ACE	G0070K103	7/10/2008	Annual	10	Confirmation of Swiss law as the authoritative legislation governing the Company	MGMT	Y	FOR	FOR
178	ACE Limited	ACE	G0070K103	7/10/2008	Annual	11	Confirmation of the principal place of business of the Company as Zurich, Switzerland	MGMT	Y	FOR	FOR
179	ACE Limited	ACE	G0070K103	7/10/2008	Annual	12	Appointment of BDO Visura as special auditor until our next annual general meeting	MGMT	Y	FOR	FOR
180	ACE Limited	ACE	G0070K103	7/10/2008	Annual	13	Approval of the Company's 2004 Long-Term Incentive Plan as amended through the fourth amendment	MGMT	Y	FOR	FOR
181	ACE Limited	ACE	G0070K103	7/10/2008	Annual	14

Appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm and, if the Continuation is approved and as required by Swiss law, to elect PricewaterhouseCoopers AG as our statutory auditor for a one year term until our next annual general meeting

								MGMT	Y	FOR	FOR
182	ACE Limited	ACE	G0070K103	7/10/2008	Annual	15

Approval of payment of a dividend through a reduction of the par value of our shares in an amount equal to the Swiss franc equivalent of $0.87, converted into Swiss francs using the most recently available noon buying rate in New York certified by the Federal Reserve Bank of New York for customs purposes as of the close of business on July 9, 2008, and payment of such amount in three equal installments at such times during the period through our next annual general meeting as determined by the Board of Directors

								MGMT	Y	FOR	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST - HS DENT STRATEGIC PORTFOLIO								Item 1
Investment Company Act file number: 811-21853								Exhibit D
Reporting Period: July 1, 2007 - June 30, 2008

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The HS Dent Strategic Portfolio has not voted any proxies for the reporting period ended June 30, 2008.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF BALANCED PORTFOLIO								Item 1
Investment Company Act file number: 811-21853								Exhibit E
Reporting Period: July 1, 2007 - June 30, 2008

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The JNF Balanced Portfolio has not voted any proxies for the reporting period ended June 30, 2008.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF EQUITY PORTFOLIO								Item 1
Investment Company Act file number: 811-21853								Exhibit F
Reporting Period: July 1, 2007 - June 30, 2008

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The JNF Equity Portfolio has not voted any proxies for the reporting period ended June 30, 2008.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF LOOMIS SAYLES BOND PORTFOLIO								Item 1
Investment Company Act file number: 811-21853								Exhibit G
Reporting Period: July 1, 2007 - June 30, 2008

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The JNF Loomis Sayles Bond Portfolio has not voted any proxies for the reporting period ended June 30, 2008.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - JNF MONEY MARKET PORTFOLIO								Item 1
Investment Company Act file number: 811-21853								Exhibit H
Reporting Period: July 1, 2007 - June 30, 2008

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The JNF Money Market Portfolio has not voted any proxies for the reporting period ended June 30, 2008.

Registrant: NORTHERN LIGHTS VARIABLE TRUST -OXFORD GLOBAL TOTAL RETURN PORTFOLIO								Item 1
Investment Company Act file number: 811-21853								Exhibit I
Reporting Period: July 1, 2007 - June 30, 2008

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Oxford Global Total Return Portfolio has not commenced operations prior to June 30, 2008.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - SMART ALLOCATION GROWTH AND INCOME PORTFOLIO								Item 1
Investment Company Act file number: 811-21853								Exhibit J
Reporting Period: July 1, 2007 - June 30, 2008

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Smart Allocation Growth and Income Portfolio has not commenced operations prior to June 30, 2008.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - SMART ALLOCATION GROWTH PORTFOLIO								Item 1
Investment Company Act file number: 811-21853								Exhibit K
Reporting Period: July 1, 2007 - June 30, 2008

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Smart Allocation Growth Portfolio has not commenced operations prior to June 30, 2008.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - SMART ALLOCATION INCOME PORTFOLIO								Item 1
Investment Company Act file number: 811-21853								Exhibit L
Reporting Period: July 1, 2007 - June 30, 2008

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

N/A - The Smart Allocation Income Portfolio has not commenced operations prior to June 30, 2008.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          NORTHERN LIGHTS VARIABLE TRUST

By (Signature and Title)*        /s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date 8/28/08

* Print the name and title of each signing officer under his or her signature.